LEASES - Lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities	$ 2,080	$ 2,598
Less - current maturities	700	890
Long-term lease liability	1,380	$ 1,708
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities	700
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities	736
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities	$ 644